united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

Annual Report
December 31, 2017

1-877-7PWRINC
1-877-779-7462

Distributed by Northern Lights Distributors, LLC
Member FINRA

POWER DIVIDEND VIT FUND AND POWER MOMENTUM
INDEX VIT FUND
ANNUAL LETTER TO SHAREHOLDERS

By Jeffrey R. Thompson, Chief Executive Officer,
Investment Committee

February 7, 2018

Dear Investors,

We are pleased to address our first annual letter to shareholders for the Power Dividend Index VIT Fund and the Power Momentum Index VIT Fund. W.E. Donoghue & Co., LLC (W.E. Donoghue) began as adviser on both funds on February 21, 2017.

The Power Dividend Index Fund’s primary objective is total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the fund. The Fund seeks to beat the total return performance of the S&P 500 Index over a full market cycle on a risk adjusted basis. During the period from December 31, 2016 through December 31, 2017, the Power Dividend Index VIT Fund had the following performance relative to the S&P 500 Index:

Returns for Period December 31, 2016 through
December 31, 2017
12/31/16-
12/31/17
Power Dividend Index VIT Fund	10.89%
S&P 500 Index	19.42%

Source: Gemini Fund Services

W.E. Donoghue primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions. The Power Dividend Index VIT Fund seeks to replicate the W.E. Donoghue Power Dividend Total Return Index. The index is a combination of a rules-based mechanical quantitative index with a technically driven tactical overlay.

Index Description. W.E. Donoghue’s Power Dividend Index (PWRDXTR) uses the total return variation of the S-Network Sector Dividend Dogs Index (SDOGXTR) to signal investment into and out of the SDOGXTR Index.

Index Methodology. PWRDXTR uses a proprietary methodology to trigger allocations between an equally weighted portfolio of stocks that are assembled according to the Sector Dividend Dogs Index (SDOGX) methodology and 90-day US Treasury-Bills. The SDOGX methodology employs a systematic approach to identify the five stocks in each of the ten S&P 500 sectors with the highest dividend yields. This methodology is designed to convey the benefits of high dividend yield, sector diversification and equal weighting. The tactical overlay for allocating between either stocks or cash equivalents is based on exponential moving average crossovers.

Rebalancing. The underlying equity portfolio (SDOGX) rebalances quarterly, at the close of trading on the third Friday of the last month of each calendar quarter. The Power Dividend Index VIT Fund will implement this rebalance to be positioned on the following Monday at the open.

The Power Momentum Index VIT Fund’s primary objective is capital growth and income. Capital preservation is a secondary objective of the fund. The Fund seeks to beat the total return performance of the S&P 500 Index over a full market cycle on a risk-adjusted basis. During the period from December 31, 2016, through December 31, 2017, the Power Momentum Index VIT Fund had the following performance relative to the S&P 500 Index:

Returns for Period December 31, 2016 to December 31, 2017

12/31/16-
12/31/17
Power Momentum Index VIT Fund	20.93%
S&P 500 Index	19.42%

Source: Gemini Fund Services

W.E. Donoghue & Co., LLC primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions. The Power Momentum Index VIT Fund seeks to replicate the W.E. Donoghue Power Momentum Total Return Index. The index is a combination of a rules-based mechanical quantitative index with a technically driven tactical overlay.

Index Description. W.E. Donoghue’s Power Momentum Index (PWRMOXTR) uses the total return variation of the S-Network Sharpe Ratio Large Cap Index (SHRPXTR) to signal investment into and out of the SHRPXTR Index. The index is reconstituted on a quarterly basis.

Index Methodology. PWRMOXTR uses a proprietary methodology to trigger allocations between an equally weighted portfolio of stocks that are assembled according to the Sharpe Ratio Index (SHRPX) methodology and 1-3 year US Treasury Bonds. The SHRPX methodology employs a systematic approach to identify the five stocks in each of the ten S&P 500 GICS (Global Investment Classification System) sectors with the highest Sharpe Ratios. This methodology is designed to convey the benefits of high Sharpe Ratio, sector diversification, and equal weighting. The tactical overlay for allocating between either stocks or bonds is based on intermediate-term linear weighted moving average crossovers that are applied to each of the respective 10 GICS sectors.

Rebalancing. The underlying equity portfolio (SHRPX) rebalances quarterly, at the close of trading on the third Friday of the last month of each calendar quarter. The Power Momentum Index VIT Fund will implement this rebalance to be positioned on the following Monday at the open.

2017 WAS A VERY EXCITING YEAR FOR W.E. DONOGHUE AND
OUR INVESTORS

W.E. Donoghue had a very exciting year from a business perspective as we launched 3 new tactical custom indices in collaboration with Standard and Poor’s and S-Networks Global Indices, Inc.: W.E. Donoghue Power Floating Rate Index, W.E. Donoghue Power High Yield Index, and W.E. Donoghue Power Treasury Index. In addition, the firm closed on a transaction of acquiring JAForlines Global LLC.

On December 29, 2017, W.E. Donoghue formally agreed to acquire JAForlines Global LLC, an investment firm specializing in tactical global risk-managed ETF strategies. With them joining the team, our combined AUM/AUA is now $3.3 billion (as of December 31, 2017).

This past year proved to be an exciting year for W.E. Donoghue and our investors. The markets continued to perform well as the economic backdrop provided for synchronized global growth, low inflation, low volatility, low domestic unemployment and generally broad central bank accommodative policies. As is depicted in the following chart, both the U.S. domestic equity asset classes and the international equity asset classes all experienced double-digit gains for the year:

Source: Bloomberg Finance LP.

As is evidenced on the chart on the previous page, the international equity asset classes outperformed U.S. equity asset classes due to a confluence of reasons. After years of struggling with a profits recession, non-U.S. equity markets have outperformed domestic markets for the first time in five years. A weakening dollar combined with better valuation fundamentals and earnings growth has benefited foreign markets. Domestically, large caps outperformed mid and small caps in 2017. In addition, growth outperformed value as high growth areas such as technology performed well. The recent strong technology move in some respects is reminiscent of the late 1990’s. With years of global central bank accommodation, the economic backdrop has clearly become a Goldilocks environment. U.S. unemployment is very low currently around 4.1%. Further, interest rates remain globally at very low levels. This has created an extremely benign environment of historically low volatility. Consider that during the calendar year 2017 there were no down months on the S&P 500 Index and there were no down days that were greater than 2%. In addition, volatility hit a historical low during the year as is evidenced in the following chart on the VIX (a measurement of stock market volatility):

Historical VIX (as of 12/31/2017)

Source: Bloomberg Finance LP.

Overall the performance of the Funds can largely be attributed to the dividends received from the underlying stocks, capital gains from the underlying stocks and interest received from the cash and cash equivalent exposure. The Power Dividend Index VIT Fund maintained a bullish posture throughout the period. The strategy did perform its annual re-constitution in December of 2017 and performed its quarterly rebalance. The Power Momentum Index VIT Fund did have six trades throughout the year shifting in or out of sectors defensively since W.E. Donoghue took over as the adviser on February 21, 2017. The index and consequently the fund are still defensive on the utility sector and are currently holding short-term Treasuries for approximately 10% of the overall fund. The Power Dividend Index VIT Fund underperformed its benchmark (being the S&P 500 Index) for the year to date period as depicted in the respective performance table on page 1. The underperformance for the Power Dividend Index VIT Fund can largely be attributable to the significant difference in the large-cap value asset class performance vs. large cap growth. In addition, the equal-weighted allocations towards the telecommunications and energy sectors which underperformed negatively impacted the strategy on a relative basis to its benchmark. The Power Momentum Index VIT Fund did outperform its benchmark

(being the S&P 500 Index) for the year to date period as depicted in the respective performance table on page 2.

DIVIDENDS AND DISTRIBUTIONS

In accordance with the Funds policies and prospectuses the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund did make the following dividend and capital gain distributions:

Power Dividend Index VIT Fund

	Long-Term	Short-Term
Distribution Date	Capital Gains	Capital Gains	Dividend Income	Distribution Total
3/30/2017	$0.0000	$0.0000	$0.0306	$0.0306
6/29/2017	$0.0000	$0.0000	$0.1168	$0.1168
9/28/2017	$0.0000	$0.0000	$0.0893	$0.0893
12/06/2017	$0.0000	$0.0000	$0.0002	$0.0002

Power Momentum Index VIT Fund

	Long-Term	Short-Term
Distribution Date	Capital Gains	Capital Gains	Dividend Income	Distribution Total
12/06/2017	$0.2104	$0.0000	$0.4304	$0.6408

Source: Gemini Fund Services

MARKET OUTLOOK AND POTENTIAL POWER DIVIDEND INDEX AND POWER MOMENTUM INDEX VIT FUND IMPLICATIONS

W.E. Donoghue is cautiously bullish overall. We do not see a recession in the imminent future. However, we do believe we will likely see an uptick in volatility in 2018. As has previously been expressed, valuations are stretched. However, the economic backdrop has been improving albeit at a sluggish pace by normal recovery standards. We are in the Mid-Late stage of the cyclical economic cycle. Global central banks have been providing accommodative policies over the last decade which have helped the global markets recover from the financial crisis. They have injected massive amounts of liquidity into the system which overall has pushed asset prices higher and interest rates lower. This has driven investors into a position of reaching for yield and stretching into more risky areas to seek income and or a total return. We could see the tide shifting as the U.S. begins to perform quantitative tightening (QT) and the European Central Bank (ECB) may soon be changing policy to be less accommodative as well. There are signs showing up that indicate late cycle behavior such as looser covenants on credit financing. The risks that could escalate are an unforeseen escalation of inflation, mis-step in monetary tightening, and Geopolitical risk such as North Korea’s aggressive missile testing threats. However, we believe our solutions being tactical can be nimble and potentially preserve capital should a turning point be near. Otherwise, we will continue to follow our discipline, our technical indicators, and our emotionally detached rules-based, mechanical, quantitative and technical processes.

As of the time of this report, W.E. Donoghue is positioned in an opportunistic position with both the Power Dividend Index VIT Fund and the Power Momentum Index VIT Fund. As previously mentioned, the Power Momentum Index VIT Fund has taken a defensive position with about 10% of the fund. Our technical indicators are currently generally bullish for both funds. The overall market has had a strong January in 2018. However, since then a corrective selloff has been underway as volatility has picked up over concerns of rising interest rates and potential inflationary pressures. Looking forward, we strongly believe that having tactical defensive risk management makes more sense than ever at this point in the cycle.

We want to thank you for your continued investment and vote of confidence in the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund.

Regards,

Investment Committee
W.E. Donoghue & Co., LLC.

The Standard and Poor’s 500 Index: A commonly used benchmark index for large capitalization stocks. The index is comprised of 500 large-capitalization U.S. stocks and is administered by Standard and Poor’s. You cannot invest in an index.

The historical performance of the Standard and Poor’s 500 Index does not reflect the deduction of transaction and custodial charges, nor the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results.

6118-NLD-2/12/2018

Power Dividend Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized
	One Year	Three Year	Five Year	Ten Year	Since Inception (a)
Power Dividend Index VIT Fund - Class 1	10.89%	2.36%	6.56%	5.36%	4.87%
S&P 500 Index (b)	19.42%	9.10%	13.39%	6.18%	5.66%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated March 17, 2017 is 1.78% and 2.03% for Class 1, and Class 2 shares, respectively. the Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of December 31, 2017 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007.

(b)	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2017

Holdings By Industry Group	% of Net Assets
Electric	9.4%
Retail	8.4%
Telecommunications	6.6%
Oil & Gas	6.5%
Pharmaceuticals	6.2%
Agriculture	6.0%
Chemicals	4.3%
Pipelines	4.3%
Computers	4.1%
Diversified Financial Services	4.1%
Other Industries	39.7%
Other Assets Less Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

Power Momentum Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized
	One Year	Three Year	Five Year	Ten Year	Since Inception (a)
Power Momentum Index VIT Fund - Class 1	20.93%	8.04%	13.16%	7.89%	6.36%
S&P 500 Index (b)	19.42%	9.10%	13.39%	6.18%	5.66%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1, and Class 2 prospectus dated March 17, 2017 is 1.58% and 1.83% for Class 1 and Class 2 shares, respectively. the Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of December 31, 2017 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007

(b)	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2017

Holdings By Industry Group/Investment Type	% of Net Assets
Oil & Gas	11.0%
Chemicals	8.3%
Retail	8.2%
Diversified Financial Services	8.1%
Electric	8.0%
Telecommunications	6.1%
Electronics	6.1%
Semiconductors	4.3%
Pharmaceuticals	4.1%
Home Builders	4.1%
Other Industries	31.8%
Liabilities Less Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS
December 31, 2017

Shares		Value
	COMMON STOCK - 98.5%
	AGRICULTURE - 6.0%
6,642	Altria Group, Inc.	$474,305
11,240	Archer-Daniels-Midland Co.	450,499
4,452	Philip Morris International, Inc.	470,354
		1,395,158
	AUTO MANUFACTURERS - 2.0%
37,683	Ford Motor Co.	470,661

	BANKS - 2.1%
7,870	Wells Fargo & Co.	477,473

	BEVERAGES - 2.1%
10,481	Coca-Cola Co.	480,868

	BIOTECHNOLOGY - 2.0%
6,307	Gilead Sciences, Inc.	451,834

	CHEMICALS - 4.3%
12,104	CF Industries Holdings, Inc.	514,904
4,434	LyondellBasell Industries	489,159
		1,004,063
	COMMERCIAL SERVICES - 3.9%
12,303	Nielsen Holdings PLC	447,829
24,046	Western Union Co.	457,114
		904,943
	COMPUTERS - 4.1%
3,068	International Business Machines Corp.	470,693
11,736	Seagate Technology PLC	491,034
		961,727
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
12,615	Invesco Ltd.	460,952
37,160	Navient Corp.	494,971
		955,923
	ELECTRIC - 9.4%
43,268	AES Corp.	468,592
14,476	FirstEnergy Corp.	443,255
13,736	PPL Corp.	425,129
10,193	SCANA Corp.	405,478
9,305	Southern Co.	447,478
		2,189,932
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
7,139	Emerson Electric Co.	497,517

	FOOD - 2.1%
8,356	General Mills, Inc.	495,427

	FOREST PRODUCTS & PAPER - 2.1%
8,345	International Paper Co.	483,509

	HEALTHCARE PRODUCTS - 2.0%
13,116	Patterson Cos., Inc.	473,881

	INSURANCE - 1.9%
8,710	MetLife, Inc.	440,378

	IRON/STEEL - 2.1%
7,779	Nucor Corp.	494,589

	MISCELLANEOUS MANUFACTURING - 4.1%
6,147	Eaton Corp. PLC	485,674
26,694	General Electric Co.	465,810
		951,484
	OFFICE/BUSINESS EQUIPMENT - 2.0%
16,026	Xerox Corp.	467,158

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	OIL & GAS - 6.5%
5,670	Exxon Mobil Corp.	$474,239
8,016	Helmerich & Payne Corp.	518,154
6,899	Occidental Petroleum Corp.	508,180
		1,500,573
	PACKING & CONTAINERS - 2.0%
7,258	WestRock Co.	458,778

	PHARMACEUTICALS - 6.2%
7,920	Cardinal Health, Inc.	485,258
8,532	Merck & Co., Inc.	480,096
13,294	Pfizer, Inc.	481,509
		1,446,863
	PIPELINES - 4.3%
8,955	ONEOK, Inc.	478,645
16,622	Williams Cos., Inc.	506,805
		985,450
	RETAIL - 8.4%
9,356	Kohl’s Corp.	507,376
8,160	L Brands, Inc.	491,395
18,405	Macy’s, Inc.	463,622
7,613	Target Corp.	496,748
		1,959,141
	SAVINGS & LOANS - 2.0%
25,224	People’s United Financial, Inc.	471,689

	SEMICONDUCTORS - 2.0%
7,295	QUALCOMM, Inc.	467,026

	TELECOMMUNICATIONS - 6.6%
12,934	AT&T, Inc.	502,874
32,235	CenturyLink, Inc.	537,680
9,301	Verizon Communications, Inc.	492,302
		1,532,856
	TRANSPORTATION - 2.1%
3,973	United Parcel Services, Inc.	473,383

	TOTAL COMMON STOCK (Cost - $22,871,746)	22,892,284

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUNDS - 1.1%
263,328	Federated Institutional Prime Obligations Fund - Institutional Class, 1.42% *	263,328
	TOTAL SHORT-TERM INVESTMENTS (Cost - $263,328)	263,328

	TOTAL INVESTMENTS - 99.6% (Cost - $23,135,074)	$23,155,612
	OTHER ASSETS LESS LIABILITIES - 0.4%	96,230
	NET ASSETS - 100.0%	$23,251,842

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on December 31, 2017.

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS
December 31, 2017

Shares		Value
	COMMON STOCK - 99.0%
	AEROSPACE/DEFENSE - 2.0%
11,713	Harris Corp.	$1,659,146

	BEVERAGES - 2.0%
26,256	Monster Beverage Corp. *	1,661,742

	CHEMICALS - 8.3%
10,498	Air Products & Chemicals, Inc.	1,722,512
10,907	International Flavors & Fragrances, Inc.	1,664,517
11,210	Praxair, Inc.	1,733,963
4,142	Sherwin-Williams Co.	1,698,386
		6,819,378
	COMMERCIAL SERVICES - 2.2%
10,300	United Rentals, Inc. *	1,770,673

	DIVERSIFIED FINANCIAL SERVICES - 8.1%
3,259	BlackRock, Inc.	1,674,181
13,329	CBOE Holdings, Inc.	1,660,660
11,038	CME Group, Inc.	1,612,100
16,256	T. Rowe Price Group, Inc.	1,705,742
		6,652,683
	ELECTRIC - 8.0%
20,284	Entergy Corp.	1,650,915
41,598	Exelon Corp.	1,639,377
32,289	Public Services Enterprise Group, Inc.	1,662,883
24,680	WEC Energy Group, Inc.	1,639,492
		6,592,667
	ELECTRONICS - 6.1%
10,818	Honeywell International, Inc.	1,659,048
23,383	PerkinElmer, Inc.	1,709,765
17,437	TE Connectivity LTD	1,657,212
		5,026,025
	ENGINEERING & CONSTRUCTION - 2.1%
33,156	Fluor Corp.	1,712,507

	FOOD - 4.0%
45,069	Hormel Foods Corp.	1,640,061
20,382	Tyson Foods, Inc.	1,652,369
		3,292,430
	HEALTHCARE - PRODUCTS - 3.9%
6,970	Align Technology, Inc. *	1,548,664
4,537	Intuitive Surgical, Inc. *	1,655,733
		3,204,397
	HOME BUILDERS - 4.1%
32,814	DR Horton, Inc.	1,675,811
49,864	PulteGroup, Inc.	1,657,978
		3,333,789
	HOUSEHOLD PRODUCTS/WARES - 2.1%
14,738	Avery Dennison Corp.	1,692,807

	INSURANCE - 2.1%
18,631	Torchmark Corp.	1,690,018

	LODGING - 2.1%
21,617	Hilton Worldwide Holdings, Inc.	1,726,334

	MACHINERY - DIVERSIFIED - 2.1%
11,103	Deere & Co.	1,737,731

	MISCELLANEOUS MANUFACTURING - 2.1%
10,130	Illinois Tool Works, Inc.	1,690,190

	OIL & GAS - 11.0%
12,237	Concho Resources, Inc. *	1,838,242
16,823	EOG Resources, Inc.	1,815,370
29,476	Helmerich & Payne, Inc.	1,905,329
16,763	Phillips 66	1,695,577
18,957	Valero Energy Corp.	1,742,338
		8,996,856

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 99.0% (Continued)
	PHARMACEUTICALS - 4.1%
17,393	AbbVie, Inc.	$1,682,077
23,126	Zoetis, Inc.	1,665,997
		3,348,074
	RETAIL - 8.2%
8,950	Costco Wholesale Corp.	1,665,774
15,648	Dollar Tree, Inc. *	1,679,187
9,070	Home Depot, Inc.	1,719,037
17,181	Wal-Mart Stores, Inc.	1,696,624
		6,760,622
	SEMICONDUCTORS - 4.3%
38,698	Intel Corp.	1,786,300
16,722	Texas Instruments, Inc.	1,746,446
		3,532,746
	SOFTWARE - 2.0%
24,323	Paychex, Inc.	1,655,910

	TELECOMMUNICATIONS - 6.1%
42,578	AT&T, Inc.	1,655,433
106,068	CenturyLink, Inc.	1,769,214
30,509	Verizon Communications, Inc.	1,614,841
		5,039,488
	WATER - 2.0%
18,542	American Water Works Co., Inc.	1,696,408

	TOTAL COMMON STOCK (Cost - $79,225,393)	81,292,621

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
880,150	Federated Institutional Prime Obligations Fund - Institutional Class, 1.42% **	880,150
	TOTAL SHORT-TERM INVESTMENTS (Cost - $880,222)

	TOTAL INVESTMENTS - 100.1% (Cost - $80,105,615)	$82,172,771
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(39,699)
	NET ASSETS - 100.0%	$82,133,072

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on December 31, 2017

See accompanying notes to financial statements.

Power VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017

	Power Dividend	Power Momentum
	Index VIT Fund	Index VIT Fund
ASSETS
Investment securities:
At cost	$23,135,074	$80,105,615
At value	$23,155,612	$82,172,771
Dividends and interest receivable	58,875	75,722
Receivable for Fund shares sold	51,042	—
Prepaid expenses and other assets	9,230	850
TOTAL ASSETS	23,274,759	82,249,343

LIABILITIES
Payable to related parties	2,717	10,258
Distribution (12b-1) fees payable	4,767	17,379
Investment advisory fees payable	3,178	45,185
Payable for Fund shares repurchased	—	9,685
Accrued expenses and other liabilities	12,255	33,764
TOTAL LIABILITIES	22,917	116,271
NET ASSETS	$23,251,842	$82,133,072

COMPOSITION OF NET ASSETS:
Paid in capital	$22,874,815	$64,153,559
Accumulated undistributed net investment income	281,459	250,024
Accumulated net realized gain from security transactions	75,030	15,662,333
Net unrealized appreciation of investments	20,538	2,067,156
NET ASSETS	$23,251,842	$82,133,072

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$23,251,842	$82,133,072
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,344,739	2,428,374
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$17.29	$33.82

See accompanying notes to financial statements.

Power VIT Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2017

	Power Dividend	Power Momentum
	Index VIT Fund	Index VIT Fund
INVESTMENT INCOME
Dividends	$593,047	$1,180,044
Interest	2,563	15,772
Other Income	1,794	2,621
TOTAL INVESTMENT INCOME	597,404	1,198,437

EXPENSES
Investment advisory fees	164,889	755,930
Distribution (12b-1) fees	43,107	198,756
Legal fees	36,172	46,592
Accounting services fees	19,362	29,841
Administration fees	14,685	62,711
Transfer agent fees	13,395	28,785
Trustees’ fees and expenses	12,925	12,883
Compliance officer fees	10,625	10,013
Printing and postage expenses	8,112	11,445
Custodian fees	7,325	6,197
Audit fees	6,845	23,549
Insurance expense	686	2,058
TOTAL EXPENSES	338,128	1,188,760
Less: Fees waived/reimbursed by the Advisor	(120,518)	(240,433)
NET EXPENSES	217,610	948,327

NET INVESTMENT INCOME	379,794	250,110

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	1,513,359	16,349,455 *
Net change in unrealized appreciation (depreciation) on investments	1,531	(1,509,545)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,514,890	14,839,910

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,894,684	$15,090,020

*	Includes $195,876 of realized gains reimbursed to the Fund as a result of a trade error.

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
FROM OPERATIONS
Net investment income	$379,794	$296,221
Net realized gain (loss) from security transactions	1,513,359	(1,171,439)
Distributions of realized gains from underlying investment companies	—	3,464
Net change in unrealized appreciation on investments	1,531	953,380
Net increase in net assets resulting from operations	1,894,684	81,626

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class 1	(245,257)	(145,333)
Net decrease in net assets resulting from distributions to shareholders	(245,257)	(145,333)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	9,321,963	467,703
Net asset value of shares issued in reinvestment of distributions
Class 1	245,257	145,333
Payments for shares redeemed
Class 1	(3,008,219)	(2,577,701)
Net increase (decrease) in net assets resulting from shares of beneficial interest	6,559,001	(1,964,665)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,208,428	(2,028,372)

NET ASSETS
Beginning of Year	15,043,414	17,071,786
End of Year *	$23,251,842	$15,043,414
* Includes accumulated undistributed net investment income of:	$281,459	$150,888

SHARE ACTIVITY
Class 1:
Shares Sold	562,721	29,468
Shares Reinvested	15,086	9,178
Shares Redeemed	(183,803)	(164,524)
Net increase (decrease) in shares of beneficial interest outstanding	394,004	(125,878)

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
FROM OPERATIONS
Net investment income	$250,110	$1,033,598
Net realized gain from security transactions	16,349,455	273,610
Net change in unrealized appreciation (depreciation) on investments	(1,509,545)	2,612,480
Net increase in net assets resulting from operations	15,090,020	3,919,688

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class 1	(1,033,545)	(215,565)
From net realized gains
Class 1	(505,246)	—
Net decrease in net assets resulting from distributions to shareholders	(1,538,791)	(215,565)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	956,752	202,677
Net asset value of shares issued in reinvestment of distributions
Class 1	1,538,791	215,565
Payments for shares redeemed
Class 1	(11,029,912)	(8,953,990)
Net decrease in net assets resulting from shares of beneficial interest	(8,534,369)	(8,535,748)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,016,860	(4,831,625)

NET ASSETS
Beginning of Year	77,116,212	81,947,837
End of Year *	$82,133,072	$77,116,212
* Includes accumulated undistributed net investment income of:	$250,024	$1,033,459

SHARE ACTIVITY
Class 1:
Shares Sold	31,217	7,503
Shares Reinvested	46,588	7,902
Shares Redeemed	(354,256)	(331,414)
Net decrease in shares of beneficial interest outstanding	(276,451)	(316,009)

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,
	2017*		2016		2015		2014		2013
Net asset value, beginning of year	$15.82		$15.86		$20.52		$20.75		$17.46
Activity from investment operations:
Net investment income (1)	0.36		0.29		0.28		0.29		0.15
Net realized and unrealized gain (loss) on investments	1.35		(0.18)		(1.16)		1.14		3.30
Total from investment operations	1.71		0.11		(0.88)		1.43		3.45
Less distributions from:
Net investment income	(0.24)		(0.15)		(0.39)		(0.37)		(0.16)
Net realized gains	—		—		(3.39)		(1.29)		—
Total distributions	(0.24)		(0.15)		(3.78)		(1.66)		(0.16)
Net asset value, end of year	$17.29		$15.82		$15.86		$20.52		$20.75
Total return (2)	10.89%		0.67%		(3.94)%		6.94%		19.80%
Net assets, at end of year (000s)	$23,252		$15,043		$17,072		$20,075		$20,444
Ratio of net expenses to average net assets	1.25	% (3)	1.25	% (3)	1.25	% (3)	1.25	% (3)	1.25%
Ratio of expenses to average net assets	1.95	% (3)	1.41	% (3)	1.64	% (3)	1.33	% (3)	1.35%
Ratio of net investment income to average net assets before waivers	1.50	% (4)	1.71	% (4)	1.05	% (4)	1.26	% (4)	0.68%
Ratio of net investment income to average net assets after waivers	2.20	% (4)	1.87	% (4)	1.44	% (4)	1.35	% (4)	0.78%
Portfolio Turnover Rate	197%		166%		106%		186%		106%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,
	2017*		2016		2015		2014		2013
Net asset value, beginning of year	$28.51		$27.13		$34.78		$32.32		$23.94
Activity from investment operations:
Net investment income (1)	0.10		0.36		0.08		0.19		0.12
Net realized and unrealized gain (loss) on investments	5.85		1.10		(0.89)		2.41		8.52
Total from investment operations	5.95		1.46		(0.81)		2.60		8.64
Less distributions from:
Net investment income	(0.43)		(0.08)		(0.22)		(0.14)		(0.26)
Net realized gains	(0.21)		—		(6.62)		—		—
Total distributions	(0.64)		(0.08)		(6.84)		(0.14)		(0.26)
Net asset value, end of year	$33.82		$28.51		$27.13		$34.78		$32.32
Total return (2)	20.93%		5.39%		(1.05)%		8.05%		36.18%
Net assets, at end of year (000s)	$82,133		$77,116		$81,948		$96,129		$98,208
Ratio of net expenses to average net assets	1.19	% (3)	1.21	% (3)	1.24	% (3)	1.17	% (3)	1.17%
Ratio of expenses to average net assets	1.49	% (3)	1.21	% (3)	1.24	% (3)	1.17	% (3)	1.17%
Ratio of net investment income to average net assets before waivers	0.01	% (4)	1.33	% (4)	0.24	% (4)	0.56	% (4)	0.42%
Ratio of net investment income to average net assets after waivers	0.31	% (4)	1.33	% (4)	0.24	% (4)	0.56	% (4)	0.42%
Portfolio Turnover Rate	506%		141%		107%		234%		125%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

1.	ORGANIZATION

The Power Dividend Index VIT Fund (formerly known as the JNF SSgA Tactical Allocation Portfolio, which was formerly known as the JNF Balanced Portfolio) and the Power Momentum Index VIT Fund (formerly known as the JNF SSgA Sector Rotation Portfolio, which was formerly known as the JNF Equity Portfolio) (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts owns approximately 85% of the shares offered by the Power Dividend Index VIT Fund and 100% of the shares offered by the Power Momentum Index VIT Fund.

Effective February 11, 2017, the JNF Tactical Allocation and JNF SSgA Sector Rotation Portfolios (i) revised their investment objective, (ii) changed names to the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund, respectively, (iii) changed certain principal investment strategies, (iv) were subject to certain additional or different principal investment risks, (v) employed a new investment adviser and discontinued use of the sub-adviser, (vi) added a new share class (vii) implemented a new management fee, approved by shareholders on April 21, 2017, and (viii) adopted an 80% index-related investment policy.

The Funds currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of December 31, 2017 Class 2 shares of each fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective
Power Dividend Index VIT Fund	The primary investment objective is total return from income and capital appreciation. Capital preservation as a secondary objective of the fund.

Power Momentum Index VIT Fund	Capital growth and income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017, for the Funds’ investments measured at fair value:

Power Dividend Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$22,892,284	$—	$—	$22,892,284
Money Market Fund	263,328	—	—	263,328
Total	$23,155,612	$—	$—	$23,155,612

Power Momentum Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$81,292,621	$—	$—	$81,292,621
Money Market Fund	880,150	—	—	880,150
Total	$82,172,771	$—	$—	$82,172,771

The Funds did not hold any Level 2 or Level 3 securities during the year. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers between levels at the end of the reporting year.

*	Refer to the Portfolios of Investments for classification by asset class.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

Security Transactions and Related Income – Security transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Power Dividend Index VIT Fund	Quarterly	Annually
Power Momentum Index VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2014 to December 31, 2016, or expected to be taken in the Funds’ December 31, 2017 year-end tax return. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Power Dividend Index VIT Fund	$40,464,159	$33,634,888
Power Momentum Index VIT Fund	395,331,676	405,490,798

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

As of February 21, 2017, W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to reduce their investment advisory fee to 0.65% at least until April 30, 2019. These waived fees are not subject to reimbursement by the Funds to the Advisor and are included in the waived fees below.

For the period prior to February 21, 2017, JNF Advisors, Inc. served as the Funds’ investment advisor and SSgA Funds Management, Inc. (“SSgA FM”) served as the sub-advisor. As compensation for its services and the related expenses borne by this investment advisor, each Fund paid the investment advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.65% for the JNF SSgA Sector Rotation Portfolio and JNF SSgA Tactical Allocation Portfolio. Pursuant to a sub-advisory agreement with the sub-advisor, the investment advisor, paid a sub-advisory fee to the sub-advisor.

For the year ended December 31, 2017, earned advisory fees for the Funds were as follows:

	Advisory Fees	Advisory Fees	Total Advisory
Fund	W.E. Donoghue	JNF Advisors	Fees
Power Dividend Index VIT Fund	$150,890	$13,999	$164,889
Power Momentum Index VIT Fund	$683,338	$72,592	$755,930

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed 1.25% and 2.50% of the Funds, average daily net assets for Class 1 and Class 2 shares, respectively.

During the year ended December 31, 2017, the Advisor waived fees/reimbursed expenses for the Funds as follows:

	Fees Waived by	Fees Waived by	Total Fees
Fund	the Advisor	the Prior Advisor	Waived
Power Dividend Index VIT Fund	$116,321	$4,197	$120,518
Power Momentum Index VIT Fund	$239,166	$1,267	$240,433

As of December 31, 2017, waived expenses with respect to the prior investment advisor are no longer subject to recapture.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the year ended December 31, 2017, the Advisor waived fees/reimbursed expenses for the Funds that are subject to recapture as follows:

Fund	Recapture through December 31, 2020
Power Dividend Index VIT Fund	$63,509
Power Momentum Index VIT Fund	$—

Distributor – As of February 21, 2017, the distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

For the year ended December 31, 2017, the Funds incurred distribution fees for Class 1 shares of the Power Dividend Index VIT Fund and the Power Momentum Index VIT Fund under the Plans as follows:

	12b-1 fees paid to
	Northern Lights	12b-1 fees paid to	Total 12b-1 fees
Fund	Distributors	Jefferson National	Paid
Power Dividend Index VIT Fund	$37,723	$5,384	$43,107
Power Momentum Index VIT Fund	$170,836	$27,920	$198,756

As of December 31, 2017 Class 2 shares of each of the Funds have not commenced operations.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”),

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Power Dividend Index VIT Fund	$23,193,340	$779,852	$(817,580)	$(37,728)
Power Momentum Index VIT Fund	$80,176,841	$2,698,901	$(702,971)	$1,995,930

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal year ended December 31, 2017 and December 31, 2016 was as follows:

	For the year ended December 31, 2017
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index VIT Fund	$245,257	$—	$—	$245,257
Power Momentum Index VIT Fund	1,033,545	505,246	—	1,538,791

	For the year ended December 31, 2016
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index VIT Fund	$145,333	$—	$—	$145,333
Power Momentum Index VIT Fund	215,565	—	—	215,565

The difference between book basis and tax basis accumulated net realized gain, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

As of December 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-Term	Appreciation/	Accumulated
Fund	Income	Capital Gains	(Depreciation)	Earnings/(Deficits)
Power Dividend Index VIT Fund	$414,755	$—	$(37,728)	$377,027
Power Momentum Index VIT Fund	15,063,796	919,787	1,995,930	17,979,513

At December 31, 2017, the Power Dividend Index VIT Fund had utilized capital loss carry forwards as follows:

Fund	Utilized
Power Dividend Index VIT Fund	$1,297,430

Permanent book and tax differences, primarily attributable to the adjustments for partnerships and C-Corporation return of capital distributions, resulted in reclassifications for the Power Dividend Index VIT Fund for the fiscal year ended December 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Power Dividend Index VIT Fund	$—	$(3,966)	$3,966
Power Momentum Index VIT Fund	—	—	—

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2017, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Power Dividend Index VIT Fund	85.21%
Jefferson National Life Insurance Co.	Power Momentum Index VIT Fund	100.00%

8.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statement.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Power Dividend Index VIT Fund and Power Momentum Index VIT Fund and

Board of Trustees of Northern Lights Variable Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Power Dividend Index VIT Fund (formerly, JNF SSgA Tactical Allocation Portfolio) and Power Momentum Index VIT Fund (formerly, JNF SSgA Sector Rotation Portfolio) (the “Funds”), each a series of Northern Lights Variable Trust, as of December 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Power Dividend Index VIT Fund and Power Momentum Index VIT Fund as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of December 31, 2017, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 15, 2018

C O H E N  &  C O M P A N Y ,  L T D.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Power VIT Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2017

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Fund’s expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)

	Fund’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account	Value	During	Value	During
	Ratio	Value 7/1/17	12/31/17	Period*	12/31/17	Period
Power Dividend Index VIT Fund	1.25%	$1,000.00	$1,081.70	$ 6.56	$1,018.90	$ 6.36
Power Momentum Index VIT Fund	1.19%	$1,000.00	$1,115.00	$ 6.34	$1,019.21	$ 6.06

*	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Power VIT Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2017

SHAREHOLDER VOTING RESULTS

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Thursday, April 20, 2017, Trust shareholders of record as of the close of business on March 6, 2017 voted to approve the following proposal:

Proposal 1: To approve a new Investment Advisory Agreement.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
Power Dividend Index VIT Fund	684,962	227,831
Power Momentum Index VIT Fund	2,311,461	320,557

Power VIT Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions at a major investment bank including CFO-Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Prior thereto he spent 10 years at a global public accounting firm in the emergency companies and multi-national audit practices. Consultant to small and emerging businesses (since 2000).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	2	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010)

12/31/17-NLVT-v4

Power VIT Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** Born in 1969	Trustee Since 2013***	Chief Executive Officer, FusionIQ (since 2017); President of the Trust (2006-June 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017);Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2017, the Trust was comprised of 15 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-779-7462.

12/31/17-NLVT-v4

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462.

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC.
629 Washington Street
Norwood, MA 02062

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

	2015	2016	2017
Power Dividend Index VIT Fund	$13,000	$13,500	$13,500
Power Momentum Index VIT Fund	$13,000	$13,500	$13,500

(b) Audit-Related Fees

	2015	2016	2017
Power Dividend Index VIT Fund	None	None	None
Power Momentum Index VIT Fund	None	None	None

(c) Tax Fees

	2015	2016	2017
Power Dividend Index VIT Fund	$2,500	$2,500	$2,500
Power Momentum Index VIT Fund	$2,500	$2,500	$2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees

	2015	2016	2017
Power Dividend Index VIT Fund	None	None	None
Power Momentum Index VIT Fund	None	None	None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Power Dividend Index VIT Fund

	2017	2016	2015
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Power Momentum Index VIT Fund

	2017	2016	2015
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2017	2016	2015
Power Dividend Index Fund	$2,500	$2,500	$2,500
Power Momentum Index Fund	$2,500	$2,500	$2,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/8/18